Financial instruments (Interest Rate Risk) (Details) $ in Millions, $ in Millions	Nov. 06, 2025 CAD ($)	Sep. 18, 2024 CAD ($)	Nov. 06, 2025 USD ($)	Nov. 06, 2025 CAD ($)	Sep. 18, 2024 USD ($)	Sep. 18, 2024 CAD ($)
Risk management
Cumulative loss	$ 1	$ 15
Treasury Lock
Risk management
Notional amount			$ 600	$ 847	$ 500	$ 680